PROPERTY AND EQUIPMENT, NET - Depreciation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation expense
Depreciation of property and equipment	¥ 2,947,200	¥ 2,399,451	¥ 1,543,130
Costs of revenue
Depreciation expense
Depreciation of property and equipment	2,722,169	2,264,620	1,418,846
General and administrative expenses
Depreciation expense
Depreciation of property and equipment	218,567	129,128	120,604
Research and development expenses
Depreciation expense
Depreciation of property and equipment	¥ 6,464	¥ 5,703	¥ 3,680